FIRST TRUST PORTFOLIOS L.P.
                      120 EAST LIBERTY DRIVE
                     WHEATON, ILLINOIS  60187




                          June 14, 2017



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

     Re:                       FT 6664
              (File No. 333-217466) (CIK No. 1696481)

Gentlemen:

     In   accordance  with  the  provisions  of  Rule  497(j)  of
Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 3, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on June 12, 2017.

                                    Very truly yours,
                                    FT 6664, Registrant

                                    /s/ First Trust Portfolios L.P.

                                    By: FIRST TRUST PORTFOLIOS L.P., Depositor